Unaudited Condensed Consolidated Statement of Cash Flows - GBP (£) £ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Cash flows from operating activities
Loss before tax	£ (112,177)	£ (119,074)
Adjustments to reconcile loss before tax to net cash flows from operating activities:
Depreciation of right-of-use assets	2,937	2,648
Depreciation of property, plant and equipment	7,741	5,018
Amortisation of intangible assets	3,426	3,499
Impairment of right-of-use assets	1,052	0
Impairment of plant and equipment	1,991	0
Loss on disposal of plant and equipment	164	0
Loss recognised from joint venture	1,412	1,149
Finance income	(11,067)	(12,213)
Finance expenses	839	799
R&D expenditure tax credits	(9,414)	(4,343)
Share-based payment charge	3,961	20,150
Foreign exchange loss/(gain)	1,423	(1,363)
Changes in working capital:
Increase in trade receivables	(7,943)	(19,503)
Decrease/(increase) in other receivables and contract assets	875	(47)
Decrease in contract liabilities and other advances	(3,598)	(8,081)
Decrease in trade payables	(2,415)	(15,679)
Increase in other payables	11,917	12,553
Decrease in inventories	0	50
Interest received	5,367	6,857
Interest paid	(5)	(11)
R&D expenditure tax credits received	0	1,881
Income taxes received	0	7,015
Income taxes paid	(334)	(135)
Net cash flows used in operating activities	(103,848)	(118,830)
Cash flows from investing activities
Purchase of property, plant and equipment	(4,719)	(23,202)
Purchase of intangible assets	(7,925)	(189)
Additional investment in joint venture	(1,549)	(1,206)
Redemption of short term bank deposits	258,085	102,350
Cash invested in short term bank deposits	(275,000)	(250,860)
Net cash flows used in investing activities	(31,108)	(173,107)
Cash flows from financing activities
Proceeds from issue of share capital, net of transactions costs	56	27
Cash paid on net settlement of share based payments	(307)	(121)
Payments of obligations under lease liabilities	(3,963)	(2,428)
Net cash flows used in financing activities	(4,214)	(2,522)
Net decrease in cash and cash equivalents	(139,170)	(294,459)
Exchange loss on cash and cash equivalents	(2,504)	(835)
Cash and cash equivalents at the beginning of the year	259,463	404,577
Cash and cash equivalents at the end of the period	117,789	109,283
Supplemental non-cash investing information
Change in capital expenditures recorded within trade payables	(1,447)	4,747
Change in capital expenditures recorded within other payables	(1,088)	1,263
Issue of share capital relating to the purchase of intangible assets	7,579	0
Forgiveness of other receivable relating to the purchase of intangible assets	£ 4,951	£ 0